                                                     CURRENT INCOME SHARES, INC.

--------------------------------------------------------------------------------

DIRECTORS

Lorenzo D. Courtright*  Clark R. Gates
Morris A. Densmore*     William R. Howell*
Stephen J. Dunn*        Michael L. Noel*
*Serve as members of the Audit Committee

OFFICERS

Morris A. Densmore      CHAIRMAN
Clark R. Gates          PRESIDENT
James V. Atkinson       VICE PRESIDENT AND
                            PORTFOLIO
                            MANAGER
Richard H. Earnest      VICE PRESIDENT
Kevin A. Rogers         VICE PRESIDENT
Paul Mastin             TREASURER
Jonathan A. Wright      SECRETARY

AUDITORS

Deloitte & Touche LLP
50 Fremont St.
San Francisco, CA 94105

CUSTODIAN

Bankers Trust Company
16 Wall Street
New York, N.Y. 10015

TRANSFER & DIVIDEND
REINVESTMENT PLAN AGENT

Harris Trust Company of California
311 West Monroe St. (11th Floor)
Chicago, IL 60606
(800) 554-3406

COMPANY MAILING ADDRESS

Current Income Shares, Inc.
P.O. Box 3100
Terminal Annex
Los Angeles, California 90030

COMPANY TELEPHONE

(800) 634-6521

NYSE SYMBOL

"CUR"

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 1997

                                                             Investment Adviser:
                                                                PACIFIC ALLIANCE
                                                            CAPITAL MANAGEMENTSM
                                                                   A DIVISION OF
                                                  UNION BANK OF CALIFORNIA, N.A.
                                                       445 South Figueroa Street
                                                   Los Angeles, California 90071

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.

--------------------------------------------------------------------------------

Dear Shareholders:

  We are pleased to report to you the results of the operation of your company for the first half of 1997. During the six-month period, total dividends paid to shareholders was $1,487,701, consisting of quarterly dividends per share of 20.0 cents and 20.5 cents. The net asset value at the end of this period was $12.992, a slight decrease from the 1996 year-end net asset value of $13,052.

FIRST QUARTER HIGHLIGHTS

  As we moved thru the first quarter of 1997, there was disappointment for bond investors as yields moved higher due to stronger than anticipated economic growth, forcing the Federal Reserve to raise interest rates for the first time in over two years, and causing the first negative quarterly return for bonds in a year. Bond yields began the year at 6.6 percent, fell to a low of 6.5 percent on February 14, then retreated during March to end the quarter at a yield of 7.1 percent, the first time yields have been above 7 percent since last September. Very modest bond market gains during January and February were not enough to overcome a 30 basis point rise in long-term rates, and a 35 basis point increase in one- to ten-year interest rates during March.

  Strong retail sales gains announced in mid-March caused bond yields to rise 10 basis points, and led forecasters to begin increasing their estimates of first quarter GDP growth. Yields rose another 12 basis points near the end of the month with the announcement of strong durable goods orders and a 9 percent increase in new home sales.

  As a result, 1997 became the eleventh consecutive year in which bond prices declined during the month of March. Long-term interest rates rose fifty basis points for the quarter, resulting in total return losses of 4.3 percent for the thirty year Treasury bond and 2.3 percent for the ten-year.

SECOND QUARTER HIGHLIGHTS

  The second quarter showed a 180 DEG. turnaround. The Lehman Aggregate index rose 3.7 percent during the second quarter, its best quarterly return in a year and a half, as interest rates declined nearly 40 basis points. After six months of rapid growth, economic activity slowed during the second quarter, while the inflation miracle continued, causing interest rates to fall from their first quarter peak. Long-term Treasury rates reached a high of 7.2 percent early in the quarter, matching the high for all of last year, then declined to 6.8 percent on June 30 resulting in a thirty-year bond return of 5.7 percent for the quarter. The ten-year Treasury also declined 40 basis points during the quarter, producing a return of 4.9 percent, while the five-year returned 3.2 percent, and the two-year gained 2.3 percent. Despite the robust second quarter gain, the Lehman Aggregate index returned only 3.1 percent for the first half of the year due to the rise in rates during the first quarter. As of June 30, interest rates remained approximately 15 basis points above the levels at the start of the year.

  Mortgage backed securities performed well again during the second quarter, outgaining duration equivalent Treasuries by 57 basis points for the quarter, and a cumulative 114 basis points so far this year. Interest rates at the end of the quarter were within 25 basis points of their levels of one year ago, a stable interest rate environment in which prepayment speeds are more predictable, enhancing the value of mortgage backed securities. Mortgages have also benefited from strong demand by banks as a supplement to their loan portfolios, and from an increase in CMO origination. Corporate bonds outperformed duration equivalent Treasuries by 31 basis points during the quarter, and a cumulative 55 basis points for the first half of

--------------------------------------------------------------------------------

the year. After six consecutive years as the best aggregate sector, corporates took second place behind mortgages during the first half of 1997.

  Our outlook for the second half of the year is for a continuation of the gradual trend toward lower interest rates as the market shifts its perception of inflation from three percent to something closer to two percent. In this environment, corporate bonds and mortgages should continue to do well, although mortgages have recently given back some of their outstanding relative performance of the first half of the year as interest rates have continued to fall. Despite the nearly 40 basis point decline in rates during the second quarter, U.S. rates remain high relative to the rest of the world. Japanese bond yields are over 400 basis points lower than the U.S. rates, both German and French yields are over 100 basis points lower, Canadian rates are 50 basis points lower, and even Italy has slightly lower bond yields than the U.S. Relatively high domestic rates have accelerated demand from foreign buyers, not only foreign central banks, but also private investors who now constitute the largest single class of buyers of U.S. corporate bonds.

  The unaudited financial statements for the period ending June 30, 1997, together with the portfolio of investments owned on the same date, are presented on the following pages. The table below reflects the current portfolio distribution according to the rating grades assigned by Standards and Poor's.

                           As a Percent of
                          Total Investments
Grade                       in Securities
------------------------  -----------------
AAA.....................           28.1%
A.......................           28.9%
BBB.....................           30.7%
                                -------
    Subtotal............           87.7%
BB......................           11.1%
B.......................            1.2%
                                -------
                                 100.00%
                                -------
                                -------

  If you have any questions regarding Current Income Shares, Inc., please contact us or the transfer agent, Harris Trust Company of California, at the address or phone numbers presented on the cover of this report.

                                                              [SIGNATURE]

                                       Clark R. Gates
                                          President

July 30, 1997

--------------------------------------------------------------------------------
                          CURRENT INCOME SHARES, INC.
  STATEMENT OF ASSETS AND LIABILITIES
             JUNE 30, 1997
              (Unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities at
    market value:
  Bonds (Cost $45,392,186)........................................  $ 46,871,711
  Cash............................................................       234,882
  Interest receivable.............................................       667,915
                                                                    ------------
    Total Assets..................................................    47,774,508

LIABILITIES
  Accrued expenses................................................        51,350
                                                                    ------------
NET ASSETS........................................................  $ 47,723,158
                                                                    ------------
                                                                    ------------

  Net assets are represented by:
    Capital stock, $1 par, 25,000,000
      shares authorized, 3,673,334
      shares issued and outstanding...............................  $  3,673,334
    Paid-in capital in excess of par
      value.......................................................    42,977,827
    Accumulated net realized loss.................................      (461,399)
    Unrealized appreciation on
      investments.................................................     1,479,525
    Undistributed net investment
      income......................................................        53,871
                                                                    ------------
NET ASSETS........................................................  $ 47,723,158
                                                                    ------------
                                                                    ------------

NET ASSET VALUE PER SHARE
  ($47,723,158  DIVIDED BY 3,673,334 shares
  of common stock outstanding)....................................     $12.99
                                                                    ------------
                                                                    ------------

              STATEMENT OF OPERATIONS
      FOR THE SIX MONTHS ENDED JUNE 30, 1997
                    (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest.........................................  $    1,771,414
                                                     --------------
    Total Investment Income........................                   $ 1,771,414
                                                                      -----------
EXPENSES
  Investment management
    and advisory fees..............................         117,975
  Custodian fees...................................           4,952
  Transfer agent fees..............................          29,222
  Directors' fees and
    shareholder expenses...........................          14,876
  Printing.........................................          18,707
  Legal and auditing fees..........................          27,370
  Listing fees -- NYSE.............................           2,488
  Insurance expense................................           5,705
  Pricing expense..................................             508
  Taxes............................................           5,499
  Other expenses...................................           5,219
                                                     --------------
    Total Expenses.................................                       232,521
                                                                      -----------
      Net Investment Income........................                   $ 1,538,893
                                                                      -----------
REALIZED AND
 UNREALIZED GAINS AND LOSSES
 ON INVESTMENTS IN SECURITIES
  Realized loss from
   securities transactions:
    Proceeds from sales............................  $   28,829,531
    Cost of securities sold........................     (29,041,648)
                                                     --------------
      Net realized loss on investments sold........                      (212,117)
  Unrealized appreciation/
   (depreciation) of investments:
    Beginning of period............................       1,538,055
    End of period..................................       1,479,525
                                                     --------------
      Net unrealized depreciation during the
        period.....................................                   $   (58,530)
                                                                      -----------
      Net realized and unrealized loss on
        investments................................                   $  (270,647)
                                                                      -----------
  Net increase in net assets resulting from
   operations......................................                   $ 1,268,246
                                                                      -----------
                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  STATEMENTS OF CHANGES IN NET ASSETS

  (Unaudited)

                             FOR THE PERIODS ENDED
--------------------------------------------------------------------------------

                                                                SIX MONTHS    Twelve Months
                                                                 JUNE 30,     DECEMBER 31,
                                                                   1997           1996
                                                               ------------  ---------------

FROM INVESTMENT ACTIVITIES

  Net investment income......................................  $  1,538,893   $   3,036,460

  Net realized gain/(loss) on investments sold...............      (212,117)       (249,377)

  Net unrealized depreciation of investments during the
    period...................................................       (58,530)     (1,732,160)
                                                               ------------  ---------------

  Net increase in net assets resulting from operations.......     1,268,246       1,054,923

  Dividends to shareholders from net investment income.......    (1,487,701)     (3,232,533)
                                                               ------------  ---------------

    Decrease in net assets...................................      (219,455)     (2,177,610)

NET ASSETS

  Beginning of period........................................    47,942,613      50,120,223
                                                               ------------  ---------------

  End of period [including underdistributed net investment
    income of $53,871 and $2,679 respectively]...............  $ 47,723,158   $  47,942,613
                                                               ------------  ---------------
                                                               ------------  ---------------

         The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  PORTFOLIO OF INVESTMENTS IN SECURITIES
  (Unaudited)

JUNE 30, 1997
--------------------------------------------------------------------------------

                                                                       Standard & Poor's   Principal      Market
                              Security                                      Rating           Amount        Value
-------------------------------------------------------------------------------------------------------------------
BONDS -- (98.22%)
-------------------------------------------------------------------------------------------------------------------
ASSET BACKED (2.38% OF NET ASSETS)
  Chase Manhattan Auto Grantor 6.61%, 09/15/02.......................        AAA           $1,128,911   $ 1,133,449
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSET BACKED (Cost $1,128,672)                                                                      1,133,449
-------------------------------------------------------------------------------------------------------------------
BANKS (7.45% OF NET ASSETS)
  Bankers Trust Company 7.25%, 01/15/03..............................        A-             1,500,000     1,515,000
  First Nationwide 10.625%, 10/01/03.................................        B                500,000       551,250
  Fleet Financial Group 7.125%, 04/15/06.............................        BBB+           1,500,000     1,488,750
-------------------------------------------------------------------------------------------------------------------
TOTAL BANKS (Cost $3,506,912)                                                                             3,555,000
-------------------------------------------------------------------------------------------------------------------
CANADIANS (5.17% OF NET ASSETS)
  Nova Scotia Province 8.75%, 04/01/22...............................        A-             1,100,000     1,258,125
  Saskatchewan Province 9.375%, 12/15/20.............................        A-             1,000,000     1,208,750
-------------------------------------------------------------------------------------------------------------------
TOTAL CANADIANS (Cost $2,185,865)                                                                         2,466,875
-------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (10.15% OF NET ASSETS)
  Chugach Electric Assn., Inc. 9.14%, 03/15/22                               A              1,000,000     1,116,250
  Houston Industries, Inc. 9.375%, 06/01/01..........................        BBB+           2,000,000     2,170,000
  UtiliCorp United 8.45%, 11/15/99...................................        BBB            1,500,000     1,558,125
-------------------------------------------------------------------------------------------------------------------
TOTAL ELECTRIC UTILITIES (Cost $4,598,174)                                                                4,844,375
-------------------------------------------------------------------------------------------------------------------
ENERGY (7.84% OF NET ASSETS)
  Union Oil Co. of California 9.125%, 02/15/06.......................        BBB+           2,000,000     2,252,500
  Union Pacific Resources 7.00%, 10/15/06............................        A              1,500,000     1,490,625
-------------------------------------------------------------------------------------------------------------------
TOTAL ENERGY (Cost $3,640,889)                                                                            3,743,125
-------------------------------------------------------------------------------------------------------------------
GAS (7.21% OF NET ASSETS)
  Coastal Corporation 9.625%, 05/15/12...............................        BB+            2,000,000     2,400,000
  Panhandle Eastern Corporation 7.875%, 08/15/04.....................        A-             1,000,000     1,041,250
-------------------------------------------------------------------------------------------------------------------
TOTAL GAS (Cost $3,044,485)                                                                               3,441,250
-------------------------------------------------------------------------------------------------------------------
MANUFACTURING (8.26% OF NET ASSETS)
  Lockheed Martin Corporation 7.70%, 06/15/08........................        BBB+           1,500,000     1,567,500
  Owens-Illinois, Inc. 8.10%, 05/15/07...............................        BB+            1,250,000     1,271,875
  Westvaco Corporation 10.125%, 06/01/19.............................        A              1,000,000     1,102,500
-------------------------------------------------------------------------------------------------------------------
TOTAL MANUFACTURING (Cost $3,810,130)                                                                     3,941,875
-------------------------------------------------------------------------------------------------------------------
MORTGAGE GOVERNMENT AGENCY (17.96% OF NET ASSETS)
  GNMA Pool #439463 8.00%, 12/15/26                                          AAA            8,380,376     8,571,532
-------------------------------------------------------------------------------------------------------------------
TOTAL MORTGAGE GOVERNMENT AGENCY
(Cost $8,542,173)                                                                                         8,571,532
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
  (Unaudited)

JUNE 30, 1997
--------------------------------------------------------------------------------

                                                                             Standard & Poor's   Principal      Market
                                 Security                                         Rating           Amount        Value
-------------------------------------------------------------------------------------------------------------------------
OTHER FINANCE (2.04% OF NET ASSETS)
  U.S. West Capital Funding, Inc. 6.75%, 10/01/05..........................     BBB+             $1,000,000   $   973,750
-------------------------------------------------------------------------------------------------------------------------
TOTAL OTHER FINANCE (Cost $1,000,296)                                                                             973,750
-------------------------------------------------------------------------------------------------------------------------
SECURITIES BROKERS (2.24% OF NET ASSETS)
  Lehman Brothers Holdings, Inc. 8.75%, 05/15/02...........................     A                 1,000,000     1,067,500
-------------------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES BROKERS (Cost $1,070,892)                                                                      1,067,500
-------------------------------------------------------------------------------------------------------------------------
SERVICE (3.19% OF NET ASSETS)
  Loewen Group, Inc. 8.25%, 04/15/03.......................................     BB+               1,500,000     1,524,375
-------------------------------------------------------------------------------------------------------------------------
TOTAL SERVICE (Cost $1,498,377)                                                                                 1,524,375
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (7.65% OF NET ASSETS)
  GTE Corporation 10.30%, 11/15/17.........................................     A                 2,000,000     2,125,000
  WorldCom, Inc. 7.55%, 04/01/04...........................................     BBB-              1,500,000     1,524,375
-------------------------------------------------------------------------------------------------------------------------
TOTAL TELECOMMUNICATIONS (Cost $3,786,256)                                                                      3,649,375
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION (9.38% OF NET ASSETS)
  AMR Corporation 10.00%, 04/15/21.........................................     BBB-              1,500,000     1,833,750
  General Motors Corporation 8.95%, 07/02/09...............................     A-                1,500,000     1,628,610
  Norfolk Southern Corporation 7.05%, 05/01/37.............................     BBB+              1,000,000     1,012,500
-------------------------------------------------------------------------------------------------------------------------
TOTAL TRANSPORTATION (Cost $4,077,751)                                                                          4,474,860
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT (7.30% OF NET ASSETS)
  U.S. Treasury Note 6.25%, 05/31/00.......................................     AAA                 350,000       350,067
  U.S. Treasury Note 6.125%, 09/30/00......................................     AAA               1,000,000       995,380
  U.S. Treasury Note 7.50%, 11/15/01.......................................     AAA               1,000,000     1,041,750
  U.S. Treasury Note 6.50%, 05/15/05.......................................     AAA               1,100,000     1,097,173
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT (Cost $3,501,314)                                                                         3,484,370
-------------------------------------------------------------------------------------------------------------------------
        TOTAL INVESTMENTS (98.22% OF NET ASSETS)
          (COST $45,392,186)                                                                                   46,871,711
-------------------------------------------------------------------------------------------------------------------------
        OTHER ASSETS AND LIABILITIES, NET
          (1.78% of Net Assets)                                                                                   851,447
-------------------------------------------------------------------------------------------------------------------------
        NET ASSETS (100.00% OF NET ASSETS)                                                                    $47,723,158
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

JUNE 30, 1997
--------------------------------------------------------------------------------

1. Significant Accounting Policies

  Current Income Shares, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Company was incorporated on November 15, 1972, and commenced operations on March 27, 1973. The primary investment objective of the Company is to seek a high level of current income for its shareholders consistent with investment in a diversified portfolio in which marketable debt securities considered by management to be of high quality will predominate. To a lesser extent the Company may also invest in other debt securities and in certain equities.

  The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  (a) Security valuation -- Portfolio securities listed or traded on a national securities exchange are valued at the last reported sales price; securities traded in the over-the-counter market and listed securities for which no sales were reported on that date are valued at the most recent bid price.

  (b) Federal income taxes -- It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no Federal income tax provision is required.

  (c) Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from those estimates.

  (d) Other -- Security transactions are accounted for on the trade date the securities are purchased or sold. Purchased discounts and premiums on securities held are accreted or amortized to interest income over the life of each security using a method which approximates the effective interest method. Interest income is recognized on the accrual basis of accounting. Realized gains and losses are computed using the specific cost of the securities sold.

2. Purchases and Sales of Securities

  Purchases and proceeds of securities other than short-term securities and U.S. Government obligations aggregated $6,452,193 and $8,926,048, respectively. Purchases and redemptions of U.S. Government obligations aggregated $9,733,905 and $7,303,483, respectively.

  As of June 30, 1997, unrealized appreciation for Federal income tax purposes aggregated $1,479,525 of which $1,744,072 related to appreciated securities and $264,547 related to depreciated securities. The aggregate cost for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes.

3. Transactions with Affiliates

  Pacific Alliance Capital Management (the "Adviser") received fees of $117,975 during the six months ended June 30, 1997 for providing investment management and advisory services to the Company. The fee is based on an annual rate of 0.5% of the Company's average net assets.

  The Advisory Agreement requires that the Adviser reimburse the Company for expenses (excluding interest, taxes, the expenses of any offering of the Company's securities and brokerage commissions) incurred by the

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  (Unaudited)

JUNE 30, 1997
--------------------------------------------------------------------------------

Company in excess of one and one-half percent (1 1/2%) per year of the first $30 million of average net assets of the Company and one percent (1%) of average net assets in excess of $30 million. The expenses incurred by the Company for the six months ended June 30, 1997 did not exceed the limitation established by the Advisory Agreement.

4. Agreements with Service Providers

  Harris Trust Company of California provides Transfer Agent and Dividend Reinvestment Plan services and Bankers Trust Company provides custodial services for the Company.

5. Financial Highlights

  Selected data for each share of capital stock outstanding throughout each period follows:

                                                       01/01/97 TO
                                                         06/30/97     01/01/96 to    01/01/95 to    01/01/94 to    01/01/93 to
                                                       (UNAUDITED)      12/31/96       12/31/95       12/31/94       12/31/93
                                                       ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE
Investment Income....................................  $      0.48    $      0.95    $      1.00    $      1.06    $      1.09
Expenses.............................................         0.06           0.12           0.12           0.12           0.12
                                                       ------------   ------------   ------------   ------------   ------------
Net Investment Income................................         0.42           0.83           0.88           0.94           0.97
Dividends distributed from net Investment Income.....        (0.41)         (0.88)         (1.48)         (0.94)         (0.97)
Net realized and unrealized gain (loss) on
  investments........................................        (0.07)         (0.54)          1.79          (1.74)          0.86
                                                       ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net asset value...........        (0.06)         (0.59)          1.19          (1.74)          0.86
Net asset value:
  Beginning of period................................        13.05          13.64          12.45          14.19          13.33
                                                       ------------   ------------   ------------   ------------   ------------
  End of period......................................  $     12.99    $     13.05    $     13.64    $     12.45    $     14.19
                                                       ------------   ------------   ------------   ------------   ------------
                                                       ------------   ------------   ------------   ------------   ------------
Per share market value:
  End of period......................................  $    11.313    $    11.375    $    11.875    $    11.000    $     13.00
Total investment return+.............................         3.13%          3.54%         22.25%          8.33%         10.53%
RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to average net assets..............          1.0%*          1.0%           0.9%           0.9%           0.8%
Ratio of net investment income to average net
  assets.............................................          6.6%*          6.3%           6.6%           7.2%           6.9%
Portfolio turnover rate..............................        34.65%         62.86%        118.52%         42.21%         24.15%
Net assets, end of period (000)......................  $    47,723    $    47,943    $    50,120    $    45,739    $    52,137

+ Does not reflect the brokerage commission.

* Annualized

--------------------------------------------------------------------------------
  CURRENT INCOME SHARES, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  (Unaudited)

JUNE 30, 1997
--------------------------------------------------------------------------------

6. Unaudited Quarterly Results of Operations

  The following is a summary of unaudited quarterly results of operations:

                                                                                                     Net Realized and
                                                                                                  Unrealized Gain (Loss)
                                                                       Net Investment Income          on Investments
                                                        Investment   -------------------------  ---------------------------
                                                          Income        Amount      Per Share       Amount       Per Share
                                                        -----------  ------------  -----------  --------------  -----------
Three months ended:

  September 30, 1996..................................  $   880,365  $    771,119   $    0.21   $       60,367   $    0.02
  December 31, 1996...................................      882,933       757,664        0.21          869,895        0.24
  March 31, 1997......................................      877,206       761,816        0.21       (1,163,210)      (0.31)
  June 30, 1997.......................................      894,207       777,077        0.21          892,563        0.24

  September 30, 1995..................................  $   922,945  $    815,939   $    0.22   $      503,217   $    0.14
  December 31, 1995...................................      867,539       750,401        0.21        1,879,952        0.51
  March 31, 1996......................................      862,729       747,588        0.20       (2,274,615)      (0.62)
  June 30, 1996.......................................      871,085       760,129        0.21         (837,224)      (0.17)

7. Dividend Reinvestment Plan

  The Company maintains a Dividend Reinvestment Plan in which shareholders may participate. The Plan is offered through Harris Trust Company of California (the "Agent"). Under the Plan the Agent uses dividends and other cash distributions from the Company to purchase additional shares of Company common stock in the open market for Plan participants. Participants may also make certain cash contributions to the Plan. Further information regarding the Plan may be obtained by writing to the Agent at: Harris Trust Company of California, 311 West Monroe Street (11th floor), Chicago, IL 60606.

8. Distributions to Shareholders

  On February 8, 1996, a distribution of $.20 per share totalling $734,668 was declared. Of these amounts, $0.0556 per share, or $204,237, related to net realized gains from investment transactions during 1995. The dividend was paid March 15, 1996, to shareholders of record on February 28, 1996.

9. Capital Share Transactions

  As of June 30, 1997, there were 25,000,000 shares of $1.00 per value capital stock authorized. There were no capital share transactions during the period ended June 30, 1997 and the year ended December 31, 1996.

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